Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital management
Common shares	$ 211,527	$ 100,298
Deficit	(129,994)	(108,372)
Long-term debt		9,135
Capital structure	$ 81,533	$ 1,061